Organization and Business Operations (Details)			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 26, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 26, 2021 USD ($) $ / shares	Feb. 23, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Organization and Business Operations (Details) [Line Items]
Gross proceeds					$ 345,000,000		$ 345,000,000
Public shares redeem percentage	100.00%	100.00%	100.00%		100.00%		100.00%
Public share price per share (in Dollars per share) | $ / shares		$ 10			$ 10
Interest expenses					$ 100,000	$ 100,000	$ 100,000
Public per share (in Dollars per share) | $ / shares		$ 10			$ 10		$ 10
Prospective assets of acquiree as a percentage of fair value of assets in the trust account		80
Equity method investment ownership percentage		50.00%
Minimum net worth to consummate business combination		$ 5,000,001
Working capital deficit		$ 113,634			$ 39,029
Operating Bank Account					$ 109,240		$ 600,000
Private Placement Warrant [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares		8,000,000
Price per share (in Dollars per share) | $ / shares		$ 1			$ 1
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares		30,000,000		34,500,000	8,900,000		8,900,000
Price per share (in Dollars per share) | $ / shares	$ 10	$ 10	$ 10	$ 10	$ 1		$ 1
Gross proceeds			$ 345,000,000	$ 345,000,000
Gross proceeds					$ 8,900,000		$ 8,900,000
Transaction costs					19,540,060		19,540,060
Underwriting commission					6,900,000		6,900,000
Deferred underwriting commission					12,075,000		12,075,000
Other offering cost					$ 565,060		$ 565,060
Net offering proceeds			$ 345,000,000
Price per warrant (in Dollars per share) | $ / shares		$ 10	$ 10
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares	4,500,000	34,500,000		4,500,000
Over-Allotment Option [Member] | Private Placement Warrant [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares) | shares		8,900,000
Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 11.5
Warrants exercise per share | $ / shares		$ 11.5